Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2022
Cash Generated By Operations [Abstract]
Disclosure of Cash Generated by Operations

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	(1 058)	6 382	(595)
Adjustments for:
Amortisation and depreciation	3 683	3 877	3 508
Impairment of assets	4 433	1 124	—
Share-based payments	145	160	180
Net decrease in provision for post-retirement benefits	(14)	(13)	(12)
Net increase in provision for environmental rehabilitation	71	135	—
Profit on sale of property, plant and equipment	(24)	(11)	(2)
Loss on scrapping of property, plant and equipment	7	161	62
Profit from associates	(63)	(83)	(94)
Investment income	(352)	(244)	(375)
ARM BBEE day one expense	—	(87)	—
Finance costs	718	661	661
Inventory revaluation adjustments	21	69	(70)
Foreign exchange translation difference	338	(810)	989
Non-cash portion of (gains)/losses on derivatives	252	(1 204)	1 382
Day one loss amortisation	(49)	(47)	40
Streaming contract revenue	(471)	(397)	—
Silicosis settlement provision – net	(86)	(90)	(119)
Gain on bargain purchase	—	(303)	—
Contingent consideration remeasurement	(61)	(127)	—
Provision for obsolete stock	82	10	7
Increase in gold in lock-up	(71)	(17)	(4)
Loss allowance	22	47	63
Other non-cash adjustments	14	(43)	(42)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	21	(339)	(349)
Increase in Inventories	(232)	(37)	(150)
Increase/(decrease) in Payables	52	967	(49)
Cash generated by operations	7 378	9 741	5 031
34 Cash generated by operations continued